ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 8,185,565	$ 11,387,293
Accrued expenses	342,781	2,661,364
Accrued warranty cost	154,155	154,162
Total	$ 8,682,502	$ 14,202,819